Expense Example {- Franklin Allocation VIP Fund} - FTVIP Class 2-66 - Franklin Allocation VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 84
3 years	273
5 years	477
10 years	$ 1,068